As filed with the Securities and Exchange Commission on November 2, 2006
                                     Investment Company Act File number 811-2950




                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                          SHORT TERM INCOME FUND, INC.
               (Exact name of registrant as specified in charter)


                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)

                                 ROSANNE HOLTZER
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200


Date of fiscal year end:   August 31


Date of reporting period:  August 31, 2006

ITEM 1: REPORT TO STOCKHOLDERS

--------------------------------------------------------------------------------
SHORT TERM                                  600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                 (212) 830-5200


================================================================================



Dear Shareholder:


We are pleased to present the annual report of Short Term Income Fund, Inc. (the "Fund") for the year ended August 31, 2006.

The Fund's Money Market Portfolio had 14,478 shareholders and net assets of $847,372,202 as of August 31, 2006. The Government Portfolio had 3,601 shareholders and net assets of $426,083,554 as of August 31, 2006.

We thank you for your support and look forward to continuing to serve your cash management needs.


Sincerely,

\s\ Steven W. Duff




Steven W. Duff
President










--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
EXPENSE CHART
FOR THE SIX MONTHS ENDED AUGUST 31, 2006
(UNAUDITED)
================================================================================

As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2006 through August 31, 2006.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


----------------------------------------------------------------------------------------------------------------------
       Money Market Portfolio
----------------------------------------------------------------------------------------------------------------------
               Class A               Beginning Account Value    Ending Account Value      Expenses Paid During the
                                             3/1/06                   8/31/06                     Period*
----------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00                $1,020.90                    $4.84
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00                $1,020.42                    $4.84
  expenses)
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
               Class B               Beginning Account Value    Ending Account Value      Expenses Paid During the
                                             3/1/06                   8/31/06                     Period*
----------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00                $1,022.20                    $3.47
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00                $1,021.78                    $3.47
  expenses)
----------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

----------------------------------------------------------------------------------------------------------------------
       Money Market Portfolio
----------------------------------------------------------------------------------------------------------------------
       First Southwest Shares        Beginning Account Value    Ending Account Value      Expenses Paid During the
                                             3/1/06                   8/31/06                     Period*
----------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00                $1,020.30                    $5.40
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00                $1,019.86                    $5.40
  expenses)
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
      U.S. Government Portfolio
----------------------------------------------------------------------------------------------------------------------
               Class A               Beginning Account Value    Ending Account Value      Expenses Paid During the
                                             3/1/06                   8/31/06                     Period*
----------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00                $1,020.50                    $4.53
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00                $1,020.72                    $4.53
  expenses)
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
               Class B               Beginning Account Value    Ending Account Value      Expenses Paid During the
                                             3/1/06                   8/31/06                     Period*
----------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00                $1,021.90                    $3.16
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00                $1,022.08                    $3.16
  expenses)
----------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratios of 0.95%, 0.68%, and 1.06%, for the Money Market Portfolio Class A, Class B, and First Southwest shares, respectively and 0.89%, and 0.62% for the U.S. Government Portfolio Class A and Class B shares, respectively, multiplied by the average account value over the period (March 1, 2006 through August 31, 2006), multiplied by 184/365 (to reflect the most recent fiscal half-year).


















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
AUGUST 31, 2006
================================================================================

      Face                                                                      Maturity     Current        Value
     Amount                                                                       Date      Coupon (a)     (Note 1)
     ------                                                                       ----      ---------       ------
Asset Backed Commercial Paper (13.54%)
------------------------------------------------------------------------------------------------------------------------
$   20,000,000  Apreco LLC                                                      09/07/06      5.40%    $   19,982,167
    10,000,000  ASAP Funding Inc.                                               10/20/06      5.41          9,927,180
    30,000,000  Chesham Finance, Limited                                        09/01/06      5.29         30,000,000
    10,000,000  Govco Incorporated                                              10/18/06      5.47          9,929,631
    30,000,000  Lexington Parker Capital Company, LLC                           09/07/06      5.40         29,973,250
    15,000,000  Lockhart Funding, LLC                                           10/04/06      5.33         14,927,262
--------------                                                                                         --------------
   115,000,000  Total Asset Backed Commercial Paper                                                       114,739,490
--------------                                                                                         --------------

Commercial Paper (1.18%)
------------------------------------------------------------------------------------------------------------------------
$   10,000,000  Bank of Ireland                                                 09/14/06      5.41%    $    9,980,644
--------------                                                                                         --------------
    10,000,000  Total Commercial Paper                                                                      9,980,644
--------------                                                                                         --------------

Domestic Certificate of Deposit (2.36%)
------------------------------------------------------------------------------------------------------------------------
$   20,000,000  Wilmington Trust Company                                        01/22/07      5.41%    $   20,000,000
 -------------                                                                                         --------------
    20,000,000  Total Domestic Certificate of Deposit                                                      20,000,000
--------------                                                                                         --------------

Eurodollar Certificate of Deposit (3.54%)
------------------------------------------------------------------------------------------------------------------------
$   30,000,000  Societe Generale                                                02/02/07      4.90%    $   30,001,223
--------------                                                                                         --------------
    30,000,000  Total Eurodollar Certificate of Deposit                                                    30,001,223
--------------                                                                                         --------------

Floating Rate Securities (11.80%)
------------------------------------------------------------------------------------------------------------------------
$   30,000,000  Bank of America Federal Funds Floater (b)                       12/15/06      5.31%    $   30,000,000
    15,000,000  Bear Stearns Federal Funds Floater (c)                          01/19/07      5.39         15,000,000
    15,000,000  General Electric Capital Corporation
                Extendible Monthly Securities (d)                               10/17/07      5.43         15,000,000
    15,000,000  KBC Bank, N.V. (e)                                              05/22/07      5.35         15,000,000
    15,000,000  Merrill Lynch & Co, Inc. (f)                                    05/14/07      5.29         15,000,000
    10,000,000  Merrill Lynch & Co, Inc. Extendible Monthly Securities (g)      06/15/07      5.31         10,000,000
--------------                                                                                         --------------
   100,000,000  Total Floating Rate Securities                                                            100,000,000
--------------                                                                                         --------------

Foreign Commercial Paper (1.17%)
------------------------------------------------------------------------------------------------------------------------
$   10,000,000  Alliance & Leicester PLC                                        11/07/06      5.44%    $    9,900,151
--------------                                                                                         --------------
    10,000,000  Total Foreign Commercial Paper                                                              9,900,151
--------------                                                                                         --------------







--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

      Face                                                                      Maturity     Current        Value
     Amount                                                                       Date      Coupon (a)     (Note 1)
     ------                                                                       ----      ---------       ------
Letter of Credit Commercial Paper (5.85%)
------------------------------------------------------------------------------------------------------------------------
$   30,000,000  Dean Health System, Inc.
                LOC M & I Marshall & Ilsley Bank                                10/05/06      5.33%    $   29,850,117
    20,000,000  ICICI Bank Ltd.
                LOC Fortis Bank S.A./N.V.                                       12/01/06      5.35         19,736,605
--------------                                                                                         --------------
    50,000,000  Total Letter of Credit Commercial Paper                                                    49,586,722
--------------                                                                                         --------------

Loan Participations (h) (4.72%)
------------------------------------------------------------------------------------------------------------------------
$   25,000,000  AXA Equitable Life Insurance Company with
                J.P. Morgan Chase                                               03/21/07      5.34%    $   25,000,000
    15,000,000  Mt. Vernon Phenol (General Electric Co.)
                with JPMorgan Chase                                             05/21/07      5.34         15,000,000
--------------                                                                                         --------------
    40,000,000  Total Loan Participations                                                                  40,000,000
--------------                                                                                         --------------

Medium Term Note (2.36%)
------------------------------------------------------------------------------------------------------------------------
$   20,000,000  Royal Bank of Canada                                            08/10/07      5.60%    $   20,000,000
--------------                                                                                         --------------
    20,000,000  Total Medium Term Note                                                                     20,000,000
--------------                                                                                         --------------

Other Note (2.95%)
------------------------------------------------------------------------------------------------------------------------
$   25,000,000  Winston-Salem, NC COPs - Series 1992                            09/05/06      5.41%    $   25,000,000
--------------                                                                                         --------------
    25,000,000  Total Other Note                                                                           25,000,000
--------------                                                                                         --------------

Repurchase Agreement (2.83%)
------------------------------------------------------------------------------------------------------------------------
$   24,000,000  Bank of America, purchased on 08/31/06, repurchase proceeds at maturity $24,003,487 (Collateralized by $48,069,296, GNMA,
                4.500% to 6.500%, due 06/16/21 to 07/16/36, value $24,480,000)  09/01/06      5.23%    $   24,000,000
--------------                                                                                         --------------
    24,000,000  Total Repurchase Agreement                                                                 24,000,000
--------------                                                                                         --------------

Time Deposit (1.77%)
------------------------------------------------------------------------------------------------------------------------
$   15,000,000  Rabobank Nederland                                              09/01/06      5.28%    $  15,000,000
--------------                                                                                         -------------
    15,000,000  Total Time Deposit                                                                        15,000,000
--------------                                                                                         -------------

U.S. Government Agency Medium Term Notes (5.31%)
------------------------------------------------------------------------------------------------------------------------
$   10,000,000  Federal Home Loan Bank                                          08/14/07      5.58%    $  10,000,000
    30,000,000  Federal Home Loan Mortgage Corporation                          02/09/07      4.76        30,000,000
     5,000,000  Federal Home Loan Mortgage Corporation                          04/27/07      5.25         5,000,000
--------------                                                                                         -------------
    45,000,000  Total U.S. Government Agency Medium Term Notes                                            45,000,000
--------------                                                                                         -------------

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 2006
================================================================================

      Face                                                                      Maturity     Current        Value
     Amount                                                                       Date      Coupon (a)     (Note 1)
     ------                                                                       ----      ---------       ------
Variable Rate Demand Instruments (i) (21.30%)
------------------------------------------------------------------------------------------------------------------------
$    1,970,000  Ali Industries, Inc. Project
                LOC National City Bank                                          07/01/10      5.43%    $   1,970,000
     5,500,000  Allegheny County, PA  IDA (Union Electric Steel Corporation)
                LOC PNC Bank, N.A.                                              11/01/27      5.34         5,500,000
     2,250,000  Alta Mira LLC, - Series 2004
                LOC M & I Marshall & Ilsley Bank                                11/01/34      5.43         2,250,000
     1,680,000  ARS Development Ltd. Project - Series 2001
                LOC National City Bank                                          09/01/21      5.43         1,680,000
     1,030,000  B & V Land Company, LLC
                LOC Huntington National Bank                                    09/01/27      5.43         1,030,000
     5,705,000  Baldwin County Sewer Service, LLC - Series 2005
                LOC Amsouth Bank, N.A.                                          05/01/25      5.41         5,705,000
     1,405,000  Bank of Kentucky Building, LLC - Series 1999
                LOC US Bank, N.A.                                               12/01/19      5.38         1,405,000
     2,940,000  Bollman Capital, LLC - Series 1996A
                LOC First of America Bank                                       12/15/26      5.38         2,940,000
     1,000,000  Bookstore Notes - Series 2004A
                LOC M & I Marshall & Ilsley Bank                                10/01/44      5.33         1,000,000
       475,000  Burgess & Niple Limited, - Series 1999
                LOC National City Bank                                          09/01/14      5.38           475,000
       635,000  Burton I. Saltzman (Dave's Supermarket, Inc. Project)
                LOC US Bank, N.A.                                               09/01/08      5.47           635,000
       520,000  Capital One Funding Corporation
                Floating Rate Option Notes - Series 1997D
                LOC JPMorgan Chase Bank, N.A.                                   07/02/18      5.33           520,000
     5,000,000  City of Marion, IN EDRB
                (Dolgencorp, Inc. Project) - Series 2005A
                LOC KeyBank, N.A.                                               02/01/35      5.35         5,000,000
     1,070,000  Community Limited Care Dialysis Center - Series 1997
                LOC Fifth Third Bank                                            12/01/12      5.40         1,070,000
       670,000  Crownover Lumber Company - Series 1997A
                LOC Fifth Third Bank                                            09/01/08      5.48           670,000
       380,000  Crownover Lumber Company - Series 1997B
                LOC Fifth Third Bank                                            09/01/08      5.48           380,000
       300,000  Derby Fabricating LLC
                LOC Fifth Third Bank                                            06/01/24      5.33           300,000
     2,670,000  Dickinson Press, Inc. - Series 1997
                LOC Huntington National Bank                                    01/01/27      5.43         2,670,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

      Face                                                                      Maturity     Current        Value
     Amount                                                                       Date      Coupon (a)     (Note 1)
     ------                                                                       ----      ---------       ------
Variable Rate Demand Instruments (i) (Continued)
------------------------------------------------------------------------------------------------------------------------
$    4,959,934  Federal Home Loan Mortgage Corporation
                Class A Certificates - Series M006                              10/15/45      5.33%    $   4,959,934
     1,300,000  Gesmundo & Associates, Inc. Loan Program Notes
                LOC National City Bank                                          08/15/27      5.33         1,300,000
       930,000  Graves Lumber Co. Project - Series 2000
                LOC Federal Home Loan Bank of Cincinnati                        11/01/10      5.48           930,000
     1,173,000  HCS & DJS Leasing - Series 2004
                LOC Fifth Third Bank                                            06/01/34      5.33         1,173,000
     2,500,000  Holland - Sheltair Aviation Funding, LLC - Series 2005 - B4
                LOC Mellon Bank, N.A.                                           05/01/35      5.33         2,500,000
     3,585,000  Hunter's Square, Inc. Project - Series 1998
                LOC National City Bank                                          10/01/16      5.38         3,585,000
     8,200,000  Lexington Financial Services, LLC Health Care RB - Series 2001
                LOC LaSalle Bank, N.A.                                          02/01/26      5.37         8,200,000
       890,000  Lincoln Parkway LLC
                LOC Fifth Third Bank                                            06/01/44      5.33           890,000
     1,445,000  LKWP Investments, LLC - Series 1997
                LOC Huntington National Bank                                    03/01/27      5.43         1,445,000
       545,000  Machining Center Inc. - Series 1997
                LOC Comerica Bank                                               10/01/27      5.43           545,000
       620,000  Madison, WI Community Development Authority
                (Block 90 Parking Ramp Project)
                LOC US Bank, N.A.                                               10/01/08      5.43           620,000
     3,460,000  Maryland Health & Higher Educational Facilities Authority
                (Glen Meadows Retirement Community) - Series 1999B
                LOC Wachovia Bank, N.A.                                         07/01/29      5.38         3,460,000
       400,000  Maximum Principal Amount Limited Partnership
                (Riverview Medical Office Building) - Series 1997
                LOC National City Bank                                          11/01/17      5.38           400,000
     1,000,000  Miami Valley Realty Associates - Series 1997
                LOC Key Bank, N.A.                                              06/01/12      5.40         1,000,000
     3,500,000  Mississippi Business Finance Corporation
                (Attala Steel Industries, LLC Project) - Series 2005
                LOC Federal Home Loan Bank of Dallas                            07/01/20      5.33         3,500,000
     3,020,000  Mobile Airport Authority RB - Series 1999
                LOC Regions Bank                                                10/01/24      5.33         3,020,000



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 2006
================================================================================

      Face                                                                      Maturity     Current        Value
     Amount                                                                       Date      Coupon (a)     (Note 1)
     ------                                                                       ----      ---------       ------
Variable Rate Demand Instruments (i) (Continued)
------------------------------------------------------------------------------------------------------------------------
$   13,385,000  Mobile, AL Springhill Medical Clinic Board RB
                (Springhill Medical Complex)
                LOC Amsouth Bank, N.A.                                          06/01/20      5.33%    $  13,385,000
       920,000  Mount Carmel East Professional Building - Series 1994A
                LOC National City Bank                                          01/01/14      5.38           920,000
     1,135,000  MCMC POB II (Mount Carmel Partnership Project) - Series 1994
                LOC National City Bank                                          08/01/14      5.38         1,135,000
     3,145,000  Mount Ontario Holdings LLC - Series 2001
                LOC US Bank, N.A.                                               04/01/21      5.34         3,145,000
     5,000,000  New Jersey EDA Thermal Energy Facilities RB
                (Marina Energy LLC Project) - Series 2001B
                LOC Wachovia Bank, N.A.                                         09/01/21      5.32         5,000,000
     6,400,000  Newport, KY Industrial Building RB
                (Aquarium Holdings of Northern Kentucky, LLC Project)
                LOC Fifth Third Bank                                            12/01/08      5.33         6,400,000
     2,365,000  Ohio State Water Development Authority RB
                (Independence Excavating, Inc. Project)
                LOC National City Bank                                          12/01/09      5.38         2,365,000
     2,820,000  Ordeal Properties LLC - Series 1997
                LOC Key Bank, N.A.                                              10/01/12      5.35         2,820,000
     1,500,000  Pennsylvania EDFA
                (West 914 Incorporation Project) - Series 1991 A1
                LOC PNC Bank, N.A.                                              05/01/21      5.34         1,500,000
    10,090,000  PRD Financial LLC - Series 1997
                LOC National City Bank                                          04/01/27      5.33        10,090,000
     4,000,000  Prevea Clinic, Inc. - Series 2004-A
                LOC Wells Fargo Bank, N.A.                                      12/01/34      5.28         4,000,000
     4,800,000  Rochester Institute of Technology, NY RB - Series 2004A         11/01/21      5.43         4,800,000
     1,525,000  Sacramento County Housing Authority, CA
                (Hidden Oaks Apartments) - Series 1999E
                Collateralized by Federal National Mortgage Association         05/15/29      5.38         1,525,000
    10,000,000  Sea Island Company & Sea Island Coastal
                Properties LLC - Series 2003B
                LOC Columbus Bank & Trust Company                               04/01/23      5.38        10,000,000
     2,680,000  Shelburne Realty & Troy Realty LLC - Series 1996
                LOC National City Bank                                          04/01/17      5.38         2,680,000
    12,505,000  Southwestern Group Limited  - Series 2001
                LOC US Bank, N.A.                                               07/01/21      5.33        12,505,000


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

      Face                                                                      Maturity     Current        Value
     Amount                                                                       Date      Coupon (a)     (Note 1)
     ------                                                                       ----      ---------       ------
Variable Rate Demand Instruments (i) (Continued)
------------------------------------------------------------------------------------------------------------------------
$    5,600,000  St. Johns County IDA  First Mortgage RB
                (Presbyterian Retirement Communities Project) - Series 2004B
                LOC Allied Irish Banks, PLC                                     08/01/34      5.42%    $   5,600,000
     2,905,000  St. Ann's Medical Office Building II
                Limited Partnership - Series 1998
                LOC National City Bank                                          11/01/19      5.38         2,905,000
     6,064,000  Stonegate Partners I, LLC
                (Stonegate Partners Project) - Series 2002
                LOC US Bank, N.A.                                               06/01/34      5.38         6,064,000
     4,330,000  Tom Richards, Inc. (Process Technology Project) - Series 2001
                LOC Federal Home Loan Bank of Cincinnati                        12/01/16      5.38         4,330,000
     3,000,000  Tri-Park Villas Notes - Series 2004-A
                LOC M & I Marshall & Ilsley Bank                                10/01/44      5.33         3,000,000
     1,340,000  UAI Technologies, Inc. - Series 1998
                LOC Wachovia Bank, N.A.                                         05/01/18      5.43         1,340,000
       865,000  Valley City Linen Co. - Series 1997
                LOC Huntington National Bank                                    02/01/27      5.43           865,000
     1,375,000  Washington State HFC MHRB
                (The Vintage at Richland Senior Living Project) - Series 2004B
                Guaranteed by Federal National Mortgage Association             01/15/38      5.34         1,375,000
--------------                                                                                         -------------
   180,476,934  Total Variable Rate Demand Instruments                                                   180,476,934
--------------                                                                                         -------------
Yankee Certificates of Deposit (18.88%)
------------------------------------------------------------------------------------------------------------------------
$   10,000,000  Banque Nationale de Paris                                       02/08/07      5.42%    $  10,000,000
    25,000,000  Canadian Imperial Bank of Commerce                              11/24/06      5.07        25,000,000
    15,000,000  Canadian Imperial Bank of Commerce                              02/12/07      5.34        15,000,000
    35,000,000  Credit Suisse First Boston                                      11/08/06      5.38        35,000,326
    25,000,000  Deutsche Zentral - Genossenschafts Bank                         11/17/06      5.38        25,000,000
    25,000,000  HSH Nordbank A.G.                                               11/06/06      5.44        25,000,226
    25,000,000  Toronto Dominion                                                02/21/07      5.62        25,000,000
--------------                                                                                         -------------
   160,000,000  Total Yankee Certificates of Deposit                                                     160,000,552
--------------                                                                                         -------------
                Total Investments (99.56%) (cost $843,685,716+)                                          843,685,716
                Cash and other assets, net of liabilities (0.44%)                                          3,686,486
                                                                                                       -------------
                Net Assets (100.00%)                                                                   $ 847,372,202
                                                                                                       =============

                + Aggregate cost for federal income tax purposes is identical.





--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 2006
================================================================================

FOOTNOTES:

(a) The interest rate shown reflects the security's current coupon, unless yield is available.

(b)  The interest rate changes daily based upon Federal Funds Target plus 0.06%.

(c)  The interest rate changes daily based upon Federal Funds Open plus 0.08%.

(d)  The interest rate changes monthly based upon one month LIBOR plus 0.10%.

(e)  The interest rate changes daily based upon Federal Funds Target plus 0.10%.

(f)  The interest rate changes monthly based upon one month LIBOR minus 0.035%.

(g)  The interest rate changes monthly based upon one month LIBOR minus 0.02%.

(h)  The interest rate changes monthly based upon one month LIBOR plus 0.02%.

(i) Unless otherwise noted securities payable on demand at par including accrued interest (with one or seven days notice). Interest is adjusted weekly.

KEY:

  COPs    =   Certificates of Participation                 HFC     =   Housing Finance Commission
  EDA     =   Economic Development Authority                IDA     =   Industrial Development Authority
  EDFA    =   Economic Development Finance Authority        LOC     =   Letter of Credit
  EDRB    =   Economic Development Revenue Bond             MHRB    =   Multi-Family Housing Revenue Bond
  GNMA    =   Government National Mortgage Association      RB      =   Revenue Bond


BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY:

------------------------------------------------------------------------------
    Securities Maturing in             Value              % of Portfolio
------------------------------------------------------------------------------
  Less than 31 Days                $489,412,995             58.01%
  31 through 60 Days                 64,634,190              7.66
  61 through 90 Days                119,900,703             14.21
  91 through 120 Days                19,736,605              2.34
  121 through 180 Days              115,001,223             13.63
  Over 180 Days                      35,000,000              4.15
------------------------------------------------------------------------------
  Total                            $843,685,716            100.00%
------------------------------------------------------------------------------


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
U.S. GOVERNMENT PORTFOLIO
SCHEDULE OF INVESTMENTS
AUGUST 31, 2006
================================================================================

      Face                                                                      Maturity     Current        Value
     Amount                                                                       Date      Coupon (a)     (Note 1)
     ------                                                                       ----      ---------       ------
Repurchase Agreements (56.56%)
------------------------------------------------------------------------------------------------------------------------
$  105,000,000  Annaly Mortgage Management, Inc., purchased on 08/31/06, repurchase proceeds at maturity $105,015,313 (Collateralized by
                $310,901,328 GNMA, 4.000% to 5.375%,
                due 05/17/31 to 10/20/34, value $107,100,000)                   09/01/06      5.25%    $ 105,000,000
    16,000,000  Bank of America, purchased on 08/31/06,
                repurchase proceeds at maturity $16,002,324 (Collateralized by
                $25,580,015, GNMA, 4.500% to 6.500%,
                due 04/20/28 to 06/20/36, value $16,320,000)                    09/01/06      5.23        16,000,000
    20,000,000  Bear Stearns & Co., purchased on 08/31/06,
                repurchase proceeds at maturity $20,002,911 (Collateralized by
                $69,477,668, GNMA, 5.000% to 7.500%,
                due 02/20/19 to 06/20/36, value $20,403,884)                    09/01/06      5.24        20,000,000
   100,000,000  UBS Securities, LLC, purchased on 08/31/06,
                repurchase proceeds at maturity $100,014,556 (Collateralized by
                $383,288,344, GNMA, 4.000% to 12.500%,
                due 12/15/06 to 08/15/36, value $102,000,675)                   09/01/06      5.24       100,000,000
--------------                                                                                         -------------
   241,000,000  Total Repurchase Agreements                                                              241,000,000
--------------                                                                                         -------------

U.S. Government Obligations (43.28%)
------------------------------------------------------------------------------------------------------------------------
$  150,000,000  U.S. Treasury Bill                                  09/07/06         5.09%         $ 149,873,000
    20,000,000  U.S. Treasury Note, 3.125%                          05/15/07         5.02             19,744,125
    15,000,000  U.S. Treasury Note, 3.125%                          05/15/07         5.06             14,803,659
--------------                                                                                     -------------
   185,000,000  Total U.S. Government Obligations                                                    184,420,784
--------------                                                                                     -------------
                Total Investments (99.84%) (cost $425,420,784+)                                      425,420,784
                Cash and other assets, net of liabilities (0.16%)                                        662,770
                                                                                                   -------------
                Net Assets (100.00%)                                                               $ 426,083,554
                                                                                                   =============

                + Aggregate cost for federal income tax purposes is identical.


FOOTNOTES:
(a) The interest rate shown reflects the security's current yield; coupon rate for Treasury Securities is shown within the description.


KEY:
GNMA    =  Government National Mortgage Association



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
U.S. GOVERNMENT PORTFOLIO
BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY
AUGUST 31, 2006
================================================================================

------------------------------------------------------------------------------
    Securities Maturing in             Value              % of Portfolio
------------------------------------------------------------------------------
  Less than 31 Days                 $ 390,873,000              91.88%
  31 through 60 Days                           --               0.00
  61 through 90 Days                           --               0.00
  91 through 120 Days                          --               0.00
  121 through 180 Days                         --               0.00
  Over 180 Days                        34,547,784               8.12
------------------------------------------------------------------------------
  Total                             $ 425,420,784             100.00%
------------------------------------------------------------------------------




























--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2006

================================================================================

                                                                       Money Market             U.S. Government
                                                                        Portfolio                  Portfolio
                                                                   --------------------       -------------------
ASSETS
   Investments in securities, at amortized cost (Note 1)........   $        819,685,716       $       184,420,784
   Repurchase agreements (Note 1)...............................             24,000,000               241,000,000
   Cash ........................................................              1,539,362                 1,189,475
   Accrued interest receivable..................................              3,801,466                   359,067
   Prepaid expenses.............................................                 20,432                    11,047
                                                                   --------------------       -------------------
         Total assets...........................................            849,046,976               426,980,373
                                                                   --------------------       -------------------

LIABILITIES
   Payable to affiliates*.......................................                408,611                   194,223
   Accrued expenses.............................................                171,638                    91,239
   Dividends payable............................................              1,094,525                   611,357
                                                                   --------------------       -------------------
         Total liabilities......................................              1,674,774                   896,819
                                                                   --------------------       -------------------
   Net assets...................................................   $        847,372,202       $       426,083,554
                                                                   ====================       ===================

SOURCE OF NET ASSETS
   Net capital paid in on shares of capital stock (Note 3)......   $        847,373,317       $       426,083,554
   Accumulated net realized loss................................                 (1,115)                  -0-
                                                                   --------------------       -------------------
   Net assets...................................................   $        847,372,202       $       426,083,554
                                                                   ====================       ===================
   Net asset value, per share (Note 3):
   Money Market Portfolio:
   Class A shares, ($399,104,616 applicable to 399,105,141 shares outstanding)                        $      1.00
                                                                                                      ===========
   Class B shares, ($314,460,763 applicable to 314,461,177 shares outstanding)                        $      1.00
                                                                                                      ===========
   First Southwest shares, ($133,806,823 applicable to 133,806,999 shares outstanding)                $      1.00
                                                                                                      ===========
   U.S. Government Portfolio:
   Class A shares, ($204,332,183 applicable to 204,332,183 shares outstanding)                        $      1.00
                                                                                                      ===========
   Class B shares, ($221,751,371 applicable to 221,751,371 shares outstanding)                        $      1.00
                                                                                                      ===========

* Includes fees payable to Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.






--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED AUGUST 31, 2006

================================================================================

                                                                       Money Market             U.S. Government
                                                                        Portfolio                  Portfolio
                                                                   --------------------       -------------------
INVESTMENT INCOME

Income:
   Interest.....................................................   $         39,652,598       $        19,978,827
                                                                   --------------------       -------------------
Expenses: (Note 2)
   Investment management fee....................................              2,578,062                 1,185,027
   Administration fee...........................................              1,812,562                   942,923
   Distribution fee (First Southwest shares)....................                331,199                    -0-
   Shareholder servicing fee (Class A)..........................                974,926                   564,913
   Shareholder servicing fee (First Southwest shares)...........                331,199                    -0-
   Custodian expenses...........................................                 51,241                    26,737
   Shareholder servicing and related shareholder expenses+......                630,211                   319,882
   Legal, compliance and filing fees............................                452,484                   127,273
   Audit and accounting.........................................                174,885                   127,117
   Directors' fees..............................................                 54,620                    30,369
   Miscellaneous................................................                 51,805                    26,230
                                                                   --------------------       -------------------
       Total expenses...........................................              7,443,194                 3,350,471
       Less:  Fees waived (First Southwest shares)..............                (79,488)                   -0-
              Expenses paid indirectly..........................                -0-                       (13,899)
                                                                   --------------------       -------------------
       Net expenses.............................................              7,363,706                 3,336,572
                                                                   --------------------       -------------------
Net investment income...........................................             32,288,892                16,642,255


REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments.........................                -0-                         2,751
                                                                   --------------------       -------------------

Increase in net assets from operations..........................   $         32,288,892       $        16,645,006
                                                                   ====================       ===================

+ Includes class specific transfer agency expenses of $311,962 and $200,200 for the Money Market Portfolio Class A and Class B shares, respectively and $173,477 and $114,896 for the U.S. Government Portfolio Class A and Class B shares, respectively.




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================

                                                    Money Market Portfolio               U.S. Government Portfolio
                                                   -----------------------               -------------------------
                                                   2006               2005                2006               2005
                                                   ----               ----                ----               ----

INCREASE (DECREASE) IN NET ASSETS

Operations:
   Net investment income...................   $    32,288,892   $     17,371,571    $     16,642,255   $      9,049,419
   Net realized gain (loss) on investments          -0-                   (1,115)              2,751                 75
                                             ----------------   ----------------    ----------------   ----------------
   Increase in net assets from operations..        32,288,892         17,370,456          16,645,006          9,049,494
Dividends to shareholders from
   net investment income:
   Class A.................................       (14,316,769)        (6,178,819)         (8,027,122)        (4,301,759)
   Class B.................................       (13,256,967)        (9,138,174)         (8,615,133)        (4,747,660)
   First Southwest shares..................        (4,715,156)        (2,054,578)           -0-                -0-
                                             ----------------   ----------------    ----------------   ----------------
       Total dividend to shareholders......       (32,288,892)       (17,371,571)        (16,642,255)        (9,049,419)
                                             ----------------   ----------------    ----------------   ----------------
Distributions to shareholders from
   realized gain on investments:
   Class A.................................         -0-                -0-                    (1,410)               (36)
   Class B.................................         -0-                -0-                    (1,341)               (39)
   First Southwest shares..................         -0-                -0-                  -0-                -0-
                                             ----------------   ----------------    ----------------   ----------------
       Total distributions to shareholders.         -0-                -0-                    (2,751)               (75)
                                             ----------------   ----------------    ----------------   ----------------
Capital share transactions (Note 3):
   Class A.................................        51,525,598        (23,070,586)        (34,032,228)       (12,269,538)
   Class B.................................       (84,626,791)      (215,703,492)        (11,638,016)       (57,122,700)
   First Southwest shares..................        16,895,909        (25,472,772)           -0-                -0-
                                             ----------------   ----------------    ----------------   ----------------
       Total capital share transactions....       (16,205,284)      (264,246,850)        (45,670,244)       (69,392,238)
                                             ----------------   ----------------    ----------------   ----------------
       Total increase (decrease)...........       (16,205,284)      (264,247,965)        (45,670,244)       (69,392,238)
Net assets:
   Beginning of year.......................       863,577,486      1,127,825,451         471,753,798        541,146,036
                                             ----------------   ----------------    ----------------   ----------------
   End of year.............................  $    847,372,202   $    863,577,486    $    426,083,554   $    471,753,798
                                             ================   ================    ================   ================

Undistributed net investment income........  $       -0-        $       -0-         $       -0-        $       -0-
                                             ================   ================    ================   ================




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS

================================================================================

1. Summary of Accounting Policies

Short Term Income Fund, Inc. (the "Fund") is a diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is presently comprised of two portfolios, Money Market Portfolio and U.S. Government Portfolio. The Money Market Portfolio has three classes of stock authorized, Class A, Class B and First Southwest Prime Income Fund (the "First Southwest shares"). The U.S. Government Portfolio has two classes of stock authorized, Class A and Class B. The Class A shares of each Portfolio, and the First Southwest shares of the Money Market Portfolio are subject to a service fee pursuant to each Portfolio's Distribution and Service Plan. The First Southwest shares are subject to an additional fee pursuant to a Distribution Agreement. The Class B shares are not subject to a service fee. Additionally, the Portfolio may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets. In all other respects, the share classes of each Portfolio represent the same interest in the income and assets of their respective Portfolios. Distribution of First Southwest shares commenced on August 5, 2002. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -

     Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Repurchase Agreements -

     In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair market value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

     c) Federal Income Taxes -

     It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     d) Dividends and Distributions -

     Dividends from investment income (including realized capital gains and losses), determined on a class level, are declared daily and paid monthly. Net realized long-term capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Fund's fiscal year.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

1. Summary of Accounting Policies (Continued)

     e) Use of Estimates -

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     f) General -

     Securities transactions are recorded on a trade date basis. Interest income including accretion of discount and amortization of premium is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Management Contract, the Money Market Portfolio pays a management fee to Reich & Tang Asset Management, LLC (the "Manager") at the annual rate of .30% of the Portfolio's average daily net assets not in excess of $750 million, plus ..29% of such assets in excess of $750 million but not in excess of $1 billion, plus .28% of such assets in excess of $1 billion but not in excess of $1.5 billion, plus .27% of such assets in excess of $1.5 billion. The U.S. Government Portfolio pays a management fee to the Manager equal to .275% of the Portfolio's average daily net assets not in excess of $250 million, plus .25% of such assets in excess of $250 million.

Pursuant to an Administrative Services Agreement, each Portfolio pays to the Manager an annual fee of .21% of each Portfolio's average daily net assets not in excess of $1.25 billion, plus .20% of such assets in excess of $1.25 billion but not in excess of $1.5 billion, plus .19% of such assets in excess of $1.5 billion.

Pursuant to a Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc.
(the  "Distributor"),   an  affiliate  of  the  Manager,  have  entered  into  a
Distribution Agreement and a Shareholder Servicing Agreement, only with respect to the Class A shares of each Portfolio and the First Southwest shares of the Money Market Portfolio. For its services under the Shareholder Servicing Agreement, the Distributor receives from each Portfolio a service fee equal to ..25% per annum of each Portfolio's average daily net assets with respect only to the Class A shares and the First Southwest shares of the Money Market Portfolio. In addition, the Distributor receives .25% per annum in Distribution fees of the First Southwest shares' average daily net assets.

For the year ended August 31, 2006, the following fees were voluntarily waived by the Distributor:

                                                     Money Market Portfolio
                                                     ----------------------
Distribution fees - First Southwest shares                  $ 79,488

The Distributor has no right to recoup prior fee waivers.





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

2. Investment Management Fees and Other Transactions with Affiliates (Continued)

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $8,000 per annum plus $1,450 per meeting attended (there are five scheduled Board Meetings each year). In addition, the Audit Committee Chairman receives an aggregate payment of $1,000 per quarter allocated among the funds of the Reich & Tang complex on whose audit committee he serves and each member of the Audit Committee will receive an aggregate payment of $750 per Audit Committee meeting attended allocated among the funds of the Reich & Tang Complex. Effective January 1, 2006, the Lead Independent Director will receive an additional annual fee of $8,000 and the Deputy Lead Director will receive an additional annual fee of $4,000, both fees paid quarterly and allocated among the funds of the Reich & Tang Complex.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $372,156 and $224,563 for the Money Market Portfolio and the U.S. Government Portfolio, respectively paid to Reich & Tang Services, Inc., (the "Transfer Agent"), an affiliate of the Manager as servicing agent for each portfolio. Pursuant to the Transfer Agency Agreement, the Transfer Agent receives a fee of $17.40 per account per year or a minimum of 0.05% of the monthly average net assets of the Class A and B shares of each portfolio. For the year ended August 31, 2006, these fees amounted to an annual rate of 0.05% of the monthly average net assets of the Class A and B shares of each portfolio.

For the year ended August 31, 2006, the breakdown of expenses paid indirectly by the Fund were as follows:

                          U.S. Government Portfolio
                          -------------------------
Custodian expenses                 $13,899
                                   -------
   Total                           $13,899
                                   =======

3. Capital Stock

At August 31, 2006, 10,000,000,000 shares of $.001 par value stock were authorized. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                Money Market Portfolio                  U.S. Government Portfolio
                                                ----------------------                  -------------------------
                                               Year                Year                 Year                Year
                                               Ended               Ended               Ended                Ended
                                          August 31, 2006     August 31, 2005      August 31, 2006     August 31, 2005
                                         ----------------     ---------------      ---------------     ---------------
Class A shares
--------------
Sold..................................      2,026,096,416       1,917,167,808        1,143,651,308       1,119,590,779
Issued on reinvestment of dividends...         12,881,685           5,492,425            7,219,159           3,547,909
Redeemed..............................     (1,987,452,503)     (1,945,730,819)      (1,184,902,695)     (1,135,408,226)
                                         ----------------     ---------------      ---------------     ---------------
Net increase (decrease)...............         51,525,598         (23,070,586)         (34,032,228)        (12,269,538)
                                         ================     ===============      ===============     ===============







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

3. Capital Stock (Continued)

                                                Money Market Portfolio                  U.S. Government Portfolio
                                                ----------------------                  -------------------------
                                               Year                Year                 Year                Year
                                               Ended               Ended               Ended                Ended
                                          August 31, 2006     August 31, 2005      August 31, 2006     August 31, 2005
                                         ----------------     ---------------      ---------------     ---------------
Class B shares
--------------
Sold..................................      1,161,030,721       1,355,103,467          886,491,976       1,028,993,585
Issued on reinvestment of dividends...         13,139,388           8,895,965            8,078,598           4,448,814
Redeemed..............................     (1,258,796,900)     (1,579,702,924)        (906,208,590)     (1,090,565,099)
                                         ----------------     ---------------      ---------------     ---------------
Net increase (decrease)...............        (84,626,791)       (215,703,492)         (11,638,016)        (57,122,700)
                                         ================     ===============      ===============     ===============

First Southwest shares
----------------------
Sold..................................        215,384,221         142,993,781
Issued on reinvestment of dividends...          4,715,497           2,062,226
Redeemed..............................       (203,203,809)       (170,528,779)
                                         ----------------     ---------------
Net increase (decrease)...............         16,895,909         (25,472,772)
                                         ================     ===============

4. Tax Information

The tax character of all dividends and distributions paid during the years ended August 31, 2006 and 2005 were as follows:

                                                    Money Market Portfolio             U.S. Government Portfolio
                                                  --------------------------           --------------------------
                                                    2006              2005               2006              2005
                                                  --------          --------           --------          --------
Ordinary income.......................          $32,288,892       $17,371,571        $16,645,006       $ 9,049,494
Long-term capital gains...............               -0-               -0-                -0-               -0-

At August 31, 2006, the Money Market Portfolio had unused capital loss carry forwards of $1,115, available for Federal income tax purposes to be applied against future gains, if any. If not applied against future gains, $916 will expire in 2013 and $199 will expire in 2014.

At August 31, 2006, the Money Market Portfolio and the U.S. Government Portfolio had no distributable earnings.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 - Accounting for Uncertainty in Income Taxes that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a "more likely than not" standard that based on their technical merits, they have a more than 50 percent likelihood of being sustained upon examination. FASB interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Fund is currently evaluating the impact FASB Interpretation No. 48 will have on the Fund's financial statements.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

5. Financial Highlights

                                                                 Money Market Portfolio
Class A shares                                                   Years Ended August 31,
--------------                               -------------------------------------------------------------
                                                2006         2005         2004         2003         2002
                                             ---------    ---------    ---------    ---------    ---------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year........   $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                             ---------    ---------    ---------    ---------    ---------
Income from investment operations:
    Net investment income.................      0.037        0.017        0.003        0.006        0.014
    Net realized and unrealized gain (loss)
    on investments........................       --          0.000        0.000         --          0.000
                                             ---------    ---------    ---------    ---------    ---------
  Total from investment operations........      0.037        0.017        0.003        0.006        0.014
Less distributions from:
    Dividends from net investment income..     (0.037)      (0.017)      (0.003)      (0.006)      (0.014)
    Net realized gains on investments.....     ( --  )      ( --  )      (0.000)      ( --  )      (0.000)
                                             ---------    ---------    ---------    ---------    ---------
  Total distributions.....................     (0.037)      (0.017)      (0.003)      (0.006)      (0.014)
                                             ---------    ---------    ---------    ---------    ---------
Net asset value, end of year..............   $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                             =========    =========    =========    =========    =========
Total Return..............................      3.72%        1.66%        0.33%        0.63%        1.44%
Ratios/Supplemental Data
Net assets, end of year (000's)...........   $ 399,104    $ 347,579    $ 370,650    $ 389,718    $ 322,381
Ratios to average net assets:
    Expenses (a)..........................      0.94%        0.94%        0.87%        0.87%        0.97%
    Net investment income.................      3.67%        1.64%        0.32%        0.61%        1.56%
    Expenses paid indirectly..............       --          0.00%        0.00%        0.00%        0.00%


(a) Includes expenses paid indirectly if applicable










--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

5. Financial Highlights (Continued)

                                                                 Money Market Portfolio
Class B shares                                                   Years Ended August 31,
--------------                               -------------------------------------------------------------
                                                2006         2005         2004         2003         2002
                                             ---------    ---------    ---------    ---------    ---------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year........   $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                             ---------    ---------    ---------    ---------    ---------
Income from investment operations:
    Net investment income.................      0.039        0.019        0.006        0.009        0.018
    Net realized and unrealized gain (loss)
    on investments........................       --          0.000        0.000         --          0.000
                                             ---------    ---------    ---------    ---------    ---------
  Total from investment operations........      0.039        0.019        0.006        0.009        0.018
Less distributions from:
    Dividends from net investment income       (0.039)      (0.019)      (0.006)      (0.009)      (0.018)
    Net realized gains on investments.....     ( --  )      ( --  )      (0.000)      ( --  )      (0.000)
                                             ---------    ---------    ---------    ---------    ---------
  Total distributions.....................     (0.039)      (0.019)      (0.006)      (0.009)      (0.018)
                                             ---------    ---------    ---------    ---------    ---------
Net asset value, end of year..............   $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                             =========    =========    =========    =========    =========
Total Return..............................      4.00%        1.95%        0.58%        0.92%        1.80%
Ratios/Supplemental Data
Net assets, end of year (000's)...........   $ 314,461    $ 399,087    $ 614,791    $ 858,944    $ 838,064
Ratios to average net assets:
    Expenses (a)..........................      0.67%        0.66%        0.62%        0.58%        0.61%
    Net investment income.................      3.89%        1.86%        0.57%        0.92%        1.78%
    Expenses paid indirectly..............       --          0.00%        0.00%        0.00%        0.00%


(a) Includes expenses paid indirectly if applicable









--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

5. Financial Highlights (Continued)

                                                                Money Market Portfolio
                                            -------------------------------------------------------------------
                                                                                                August 5, 2002
First Southwest shares                                  Years Ended August 31,                 (Commencement of
----------------------                      ------------------------------------------------      Offering) to
                                               2006         2005         2004         2003      August 31, 2002
                                            ---------    ---------    ---------    ---------    ---------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period......  $  1.00      $  1.00      $  1.00      $  1.00         $  1.00
                                            ---------    ---------    ---------    ---------       ---------
Income from investment operations:
    Net investment income.................     0.035        0.015        0.002        0.005           0.001
    Net realized and unrealized gain (loss)
    on investments........................      --          0.000        0.000         --             0.000
                                            ---------    ---------    ---------    ---------       ---------
  Total from investment operations........     0.035        0.015        0.002        0.005           0.001
Less distributions from:
    Dividends from net investment income      (0.035)      (0.015)      (0.002)      (0.005)         (0.001)
    Net realized gains on investments.....    ( --  )      ( --  )      (0.000)      ( --  )         (0.000)
                                            ---------    ---------    ---------    ---------       ---------
  Total distributions.....................    (0.035)      (0.015)      (0.002)      (0.005)         (0.001)
                                            ---------    ---------    ---------    ---------       ---------
Net asset value, end of period............  $  1.00      $  1.00      $  1.00      $  1.00         $  1.00
                                            =========    =========    =========    =========       =========
Total Return..............................     3.61%        1.56%        0.19%        0.50%           0.07%(a)
Ratios/Supplemental Data
Net assets, end of period (000's).........  $ 133,807    $ 116,911    $ 142,384    $ 130,429       $ 127,082
Ratios to average net assets:
    Expenses (net of fees waived)(b)......     1.05%        1.05%        1.01%        0.99%           0.99%(c)
    Net investment income.................     3.56%        1.52%        0.19%        0.51%           0.93%(c)
    Distribution fees waived..............     0.06%        0.06%        0.06%        0.06%           0.06%(c)
    Expenses paid indirectly..............      --          0.00%        0.00%        0.00%           0.00%(c)

(a) Not annualized
(b) Includes expenses paid indirectly if applicable (c) Annualized





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

5. Financial Highlights (Continued)

                                                              U.S. Government Portfolio
Class A shares                                                  Years Ended August 31,
--------------                              -------------------------------------------------------------
                                               2006         2005         2004         2003         2002
                                            ---------    ---------    ---------    ---------    ---------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year........  $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                            ---------    ---------    ---------    ---------    ---------
Income from investment operations:
    Net investment income.................     0.036        0.016        0.003        0.006        0.014
    Net realized and unrealized gain (loss)
    on investments........................     0.000        0.000        0.000        0.000         --
                                            ---------    ---------    ---------    ---------    ---------
  Total from investment operations........     0.036        0.016        0.003        0.006        0.014
Less distributions from:
    Dividends from net investment income..    (0.036)      (0.016)      (0.003)      (0.006)      (0.014)
    Net realized gains on investments.....    (0.000)      (0.000)      (0.000)      (0.000)      ( --  )
                                            ---------    ---------    ---------    ---------    ---------
  Total distributions.....................    (0.036)      (0.016)      (0.003)      (0.006)      (0.014)
                                            ---------    ---------    ---------    ---------    ---------
Net asset value, end of year..............  $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                            =========    =========    =========    =========    =========
Total Return..............................     3.65%        1.64%        0.28%        0.64%        1.39%
Ratios/Supplemental Data
Net assets, end of year (000's)...........  $ 204,332    $ 238,365    $ 250,634    $ 236,931    $ 241,906
Ratios to average net assets:
    Expenses (a)..........................     0.88%        0.87%        0.84%        0.79%        0.89%
    Net investment income.................     3.55%        1.62%        0.28%        0.64%        1.46%
    Expenses paid indirectly..............     0.00%        0.00%        0.00%        0.00%        0.00%


(a) Includes expenses paid indirectly







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

5. Financial Highlights (Continued)

                                                              U.S. Government Portfolio
Class B shares                                                  Years Ended August 31,
--------------                              -------------------------------------------------------------
                                               2006         2005         2004         2003         2002
                                            ---------    ---------    ---------    ---------    ---------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year........  $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                            ---------    ---------    ---------    ---------    ---------
Income from investment operations:
    Net investment income.................     0.039        0.019        0.005        0.008        0.017
    Net realized and unrealized gain (loss)
    on investments........................     0.000        0.000        0.000        0.000         --
                                            ---------    ---------    ---------    ---------    ---------
  Total from investment operations........     0.039        0.019        0.005        0.008        0.017
Less distributions from:
    Dividends from net investment income      (0.039)      (0.019)      (0.005)      (0.008)      (0.017)
    Net realized gains on investments.....    (0.000)      (0.000)      (0.000)      (0.000)      ( --  )
                                            ---------    ---------    ---------    ---------    ---------
  Total distributions.....................    (0.039)      (0.019)      (0.005)      (0.008)      (0.017)
                                            ---------    ---------    ---------    ---------    ---------
Net asset value, end of year..............  $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                            =========    =========    =========    =========    =========
Total Return..............................     3.94%        1.91%        0.53%        0.84%        1.69%
Ratios/Supplemental Data
Net assets, end of year (000's)...........  $ 221,752    $ 233,389    $ 290,512    $ 331,130    $ 400,833
Ratios to average net assets:
    Expenses (a)..........................     0.61%        0.60%        0.60%        0.59%        0.58%
    Net investment income.................     3.86%        1.85%        0.52%        0.84%        1.61%
    Expenses paid indirectly..............     0.00%        0.00%        0.00%        0.00%        0.00%


(a) Includes expenses paid indirectly







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

================================================================================


To the Board of Directors and Shareholders of Short Term Income Fund, Inc.



In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Money Market Portfolio and U.S. Government Portfolio (constituting Short Term Income Fund, Inc., hereafter referred to as the "Fund") at August 31, 2006, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
October 19, 2006









--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================

ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

QUALIFIED INTEREST INCOME

For the fiscal year ended August 31, 2006, the Funds' designate the following percentages of ordinary distributions paid during the fiscal year that are from qualified interest income to foreign shareholders:

                                                         Qualified Interest
                                                               Income
                                                               ------
Short Term Income Fund - Money Market Portfolio                  77%
Short Term Income Fund - U.S. Government Portfolio              100%

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT

On July 20, 2006, the Board of Directors approved the continuance of the Investment Management Contract. In determining whether to approve the continuance of the Investment Management Contract, the Directors considered the following information:

     1)   The nature, extent and quality of services provided by the Manager.

The Directors reviewed in detail the nature and extent of the services provided by the Manager under the terms of the Fund's Investment Management Contract and the quality of those services over the past year. The Directors noted that the services include managing the investment and reinvestment of the Fund's assets; the provision of reports to the Board regarding changes in portfolio holdings, important developments affecting the entities whose securities are included in the Fund's portfolio, and the money market industry and the economy in general; and the payment of compensation of all officers, directors and employees of the Fund who are officers of the Manager or its affiliates. The Board also observed that the Manager provides various administrative services to the Fund pursuant to the terms of a separate Administrative Services Contract and considered the nature, extent and quality of services provided under that agreement as well. The Directors evaluated these factors based on their direct experience with the Manager and in consultation with counsel to the independent Directors and Fund counsel. The Directors concluded that the nature and extent of the services provided under the Investment Management


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT, (continued)

     1) The nature, extent and quality of services provided by the Manager. (continued)

Contract were reasonable and appropriate in relation to the management fee, that the level of services provided by the Manager had not diminished over the past year and that the quality of services continues to be high. The Directors reviewed the personnel responsible for providing advisory services to the Fund and concluded, based on their experience and interaction with the Manager, that
(i) the Manager was able to retain quality portfolio managers and other personnel; (ii) the Manager exhibited a high level of diligence and attention to detail in carrying out its advisory responsibilities under the Investment Management Contract; (iii) the Manager was responsive to requests of the Directors; and (iv) the Manager had kept the Directors apprised of developments relating to the Fund and the industry in general. The Directors also focused on the Manager's reputation and long-standing relationship with the Fund and, in particular, the experience of the Manager in advising money market funds. The Directors also noted the high quality of services provided by the Manager under the Administrative Services Contract.

     2)   The performance of the Fund and the Manager.

The Directors reviewed the investment performance of the Fund, both on an absolute basis and on a gross basis, as compared to various Lipper peer group categories ("Performance Peer Groups") for the one-month, one-, three-, five- and ten-year periods ended May 31, 2006. The Performance Peer Groups were comprised of: (i) the Fund and twelve other retail no-load money market funds, as classified by Lipper, (ii) the Fund and five other retail money market funds that are considered by the Manager to be competitors of the Fund with similar distribution channels, (iii) a sub-advised competitor group of the Fund and any other similar money market products managed or sub-advised by the Manager, and
(iv) the Fund and all other retail money market funds in the Lipper universe regardless of asset size or primary channel of distribution. The Manager advised the Board that, other the sub-advised competitor group, it does not advise or subadvise other funds with a similar investment policy to the Fund's; or (ii) other types of accounts, such as institutional and pension accounts, with a similar investment policy to the Fund's. The Directors used the Fund's performance against the Performance Peer Groups to provide objective comparative benchmarks against which they could assess the Fund's performance. The Directors considered those comparisons as helpful in their assessment as to whether the Manager was obtaining for the Fund's shareholders the performance that was available in the marketplace given the Fund's investment objectives, strategies, limitations and restrictions. In reviewing the Fund's performance, the Board noted that Fund performance was generally acceptable, noting that on occasion it has underperformed and on other occasion it has outperformed certain of these peer groups. At the same time, the Board considered that the difference between the best and worst performing funds in the Performance Peer Groups for all time periods was small. Board also considered the Manager's explanation that its investment strategy and process was generally more conservative than many of its competitors. The Board determined to continue to monitor the Fund's performance carefully.

In connection with its assessment of the overall performance of the Manager, the Directors considered the Manager's financial condition and whether it has the resources necessary to continue to carry out its obligations under the Investment Management Contract. The Directors took into account, in this regard, the payments made by the Manager from its own resources to securities brokers, banks and financial institutions or other industry professionals or organizations whose customers are shareholders of the Fund ("Participating
Organizations") in connection with distribution assistance and shareholder servicing provided by the Participating Organizations. The Directors concluded that the Manager had the financial resources necessary to continue to perform its obligations under the Investment Management Contract and to continue to provide the high quality services that it had provided to the Fund to date.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)

================================================================================

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT, (continued)

     3) The cost of the advisory services and the profits to the Manager and its affiliates from the relationship with the Fund.

In connection with the Directors' consideration of the level of the management fee, the Directors considered a number of factors. The Directors compared the level of the management fee for the Fund and the level of the combined management-administrative fees against comparative Lipper expense peer groups ("Expense Peer Groups"). The Expense Peer Groups consist of: (i) the Fund and twelve other retail no-load money market funds, as classified by Lipper, (ii) the Fund and five other retail money market funds that are considered by the Manager to be competitors of the Fund with similar distribution channels, (iii) a sub-advised competitor group of the Fund and any other similar money market products managed or sub-advised by the Manager, and (iv) the Fund and all other retail no-load money market funds in the Lipper universe (excluding outliers). The Directors also considered comparative total fund expenses of the Fund and the Expense Peer Groups. The Directors used this combined fee information and total expense data as a guide to help assess the reasonableness of the Fund's management fee, although they acknowledged that it was difficult to make precise comparisons with other funds since the exact nature of services provided under the Expense Peer Group fund agreements is often not apparent. The Directors also viewed the Expense Peer Group fee information as a whole as useful in assessing whether the Manager was providing services at a cost that was competitive with other, similar funds. The Board noted that the contract rates of the Fund's management fee and combined fees (management and administrative) were generally reasonable when compared to the range, of that of the Expense Peer Groups. In assessing this information, the Directors considered both the comparative contract rates as well as the level of the management fees after waivers and/or reimbursements. The Directors also noted that, other than as reflected in the Sub-advised peer group, the Manager did not advise or sub-advise any other registered investment companies or other types of accounts, such as institutional or pension accounts, with similar investment policies to the Fund. With respect to the sub-advised peer group, the Directors considered the significant differences in the nature of the responsibilities of the Manager with respect to sub-advised accounts as well as the lower level of services provided by the Manager to sub-advised accounts. The Directors concluded that the level of the management fee was reasonable in light of these factors.

The Directors also considered the profitability to the Manager and its affiliates arising out of their relationships with the Fund. In this regard the Directors reviewed profitability data relating to the Manager and its affiliates for the year ended December 31, 2005. The Directors considered revenues received by the Manager under the Investment Management Contract and Administrative Services Contract as well as revenues received by the Manager's affiliates under the 12b-1 Plans and related agreements, Transfer Agency Agreement and revenues derived from Reich & Tang's cash management business (e.g. checking and debit card services that are offered by Reich & Tang to Fund shareholders through certain Participating Organizations). The Directors concluded that the profitability of the Fund to the Manager and its affiliates was not excessive.

     4) The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

With  respect  to the  Directors'  consideration  of  economies  of  scale,  the
Directors discussed with the Manager whether economies of scale would be realized by it in its management of the Fund at higher asset levels. The Directors also discussed with the Manager whether certain of the Manager's costs would increase if asset levels rise and observed that as assets rise, the Manager and its affiliates may be required to pay increased fees to Participating Organizations. The Directors also reviewed the Expense Peer Group data to assess whether the Expense Peer Group funds had advisory or administrative fee breakpoints and, if so, at what asset levels. The Directors concluded that they were unable to assess at this time whether economies of scale would be realized if the Fund were to experience significant asset growth. In the event there were significant asset growth in the future, the Directors determined to reassess whether the management fee appropriately took into account any economies of scale that had been realized as a result of that growth.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT, (continued)

     5)   Other Factors.

In addition to the above factors, the Directors acknowledged the importance of the ability of the Manager's affiliate, the distributor, to market the Fund through its distribution networks, including its customer service and administration system with banks and bank customers.

Based on a consideration of all these factors in their totality, the Directors, including all of the disinterested Directors, determined that the Fund's management fee was fair and reasonable with respect to the quality of services that the Manager provides and in light of the other factors described above that the Directors deemed relevant. The Directors based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling. The disinterested Directors were also assisted by the advice of independent counsel in making this determination.































--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)

================================================================================

                                         Directors and Officers Information
                                                  August 31, 2006(1)
---------------------- ------------- -------------- --------------------------------- ----------------------- -------------
  Name, Address(2),     Position(s)     Term of          Principal Occupation(s)      Number of Portfolios in     Other
       and Age           Held with       Office                During Past                  Fund Complex      Directorships
                           Fund       and Length of              5 Years                Overseen by Director     held by
                                          Time                                                                   Director
                                        Served(3)
---------------------------------------------------------------------------------------------------------------------------
Disinterested Directors:
---------------------------------------------------------------------------------------------------------------------------
Edward A. Kuczmarski,    Director      Since 2006    Certified Public Accountant and    Director/Trustee       Trustee of
Age 56                                               Partner of Hays and Company LLP    of twelve portfolios   the Empire
                                                     since 1980.                                               Builder Tax
                                                                                                                Free Bond
                                                                                                                  Fund
---------------------- ------------- -------------- --------------------------------- ----------------------- -------------
Dr. W. Giles Mellon,     Director      Since 1980    Professor Emeritus of Business     Director/Trustee           N/A
Age 75                                               Administration in the Graduate     of eleven portfolios
                                                     School of Management, Rutgers
                                                     University with which he has
                                                     been associated with since 1966.
---------------------- ------------- -------------- --------------------------------- ----------------------- -------------
Robert Straniere, Esq.   Director      Since 1983    Owner, Straniere Law Firm since    Director/Trustee        WPG Funds
Age 65                                               1980, NYS Assemblyman from 1981    of eleven portfolios      Group
                                                     to 2004 and counsel at Fisher,
                                                     Fisher & Berger since 1995.
---------------------- ------------- -------------- --------------------------------- ----------------------- -------------
Dr. Yung Wong,           Director      Since 1980    Managing Director of Abacus        Director/Trustee           N/A
Age 67                                               Associates, an investment firm,    of eleven portfolios
                                                     since 1996.
---------------------- ------------- -------------- --------------------------------- ----------------------- -------------













--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

                                   Directors and Officers Information (continued)
                                                  August 31, 2006(1)
---------------------- ------------- -------------- --------------------------------- ----------------------- -------------
  Name, Address(2),     Position(s)     Term of          Principal Occupation(s)      Number of Portfolios in     Other
       and Age           Held with       Office                During Past                  Fund Complex      Directorships
                           Fund       and Length of              5 Years                Overseen by Director     held by
                                          Time                                                                   Director
                                        Served(3)
---------------------------------------------------------------------------------------------------------------------------
Interested Directors/Officers:
---------------------------------------------------------------------------------------------------------------------------
Steven W. Duff,          President     Since 1994    Manager and President of Reich &   Director/Trustee          None
Age 52                     and                       Tang Asset Management, LLC         and/or Officer of
                        Director(4)                  ("RTAM, LLC"), a registered        sixteen portfolios
                                                     Investment Advisor and President
                                                     of the Mutual Funds Division of
                                                     RTAM, LLC.  Associated with
                                                     RTAM, LLC since 1994.  Mr. Duff
                                                     is also President and Director/
                                                     Trustee of eight other funds in
                                                     the Reich & Tang Fund Complex,
                                                     Director of Pax World Money
                                                     Market Fund, Inc., Principal
                                                     Executive Officer of Delafield
                                                     Fund, Inc. and President and
                                                     Chief Executive Officer of Tax
                                                     Exempt Proceeds Fund, Inc. Mr.
                                                     Duff also serves as a Director
                                                     of Reich & Tang Services, Inc.
                                                     and Reich & Tang Distributors,
                                                     Inc.
---------------------- ------------- -------------- --------------------------------- ----------------------- -------------
Richard De Sanctis,        Vice        Since 2005    Executive Vice President and               N/A                N/A
Age 49                   President                   Chief Financial Officer of RTAM,
                                                     LLC.  Associated with RTAM, LLC
                         Treasurer    1994 to 2004   since 1990.  Mr. De Sanctis is
                           and                       Vice President of ten other
                         Assistant                   funds in the Reich & Tang Fund
                         Secretary                   Complex, Vice President and
                                                     Assistant Secretary of Cortland
                                                     Trust, Inc. and serves as
                                                     Executive Vice President and
                                                     Chief Financial Officer of Reich
                                                     & Tang Services, Inc. and Reich
                                                     & Tang Distributors, Inc. Prior
                                                     to December 2004, Mr. De Sanctis
                                                     was Treasurer and Assistant
                                                     Secretary of eleven funds in the
                                                     Reich & Tang Fund Complex and
                                                     Vice President, Treasurer and
                                                     Assistant Secretary of Cortland
                                                     Trust, Inc.
---------------------- ------------- -------------- --------------------------------- ----------------------- -------------








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)

================================================================================

                                    Directors and Officers Information (continued)
                                                  August 31, 2006(1)
---------------------- ------------- -------------- --------------------------------- ----------------------- -------------
  Name, Address(2),     Position(s)     Term of          Principal Occupation(s)      Number of Portfolios in     Other
       and Age           Held with       Office                During Past                  Fund Complex      Directorships
                           Fund       and Length of              5 Years                Overseen by Director     held by
                                          Time                                                                   Director
                                        Served(3)
---------------------------------------------------------------------------------------------------------------------------
Interested Directors/Officers (Continued):
---------------------------------------------------------------------------------------------------------------------------
Molly Flewharty,           Vice        Since 1995    Senior Vice President of RTAM,             N/A                N/A
Age 55                   President                   LLC.  Associated with RTAM, LLC
                                                     since 1977. Ms. Flewharty is
                                                     also Vice President of eleven
                                                     other funds in the Reich & Tang
                                                     Fund Complex. Ms. Flewharty also
                                                     serves as Senior Vice President
                                                     of Reich & Tang Distributors,
                                                     Inc.
---------------------- ------------- -------------- --------------------------------- ----------------------- -------------
Rosanne Holtzer,           Chief       Since 2004    Senior Vice President,                     N/A                N/A
Age 42                   Compliance                  Compliance, Officer and
                          Officer                    Assistant Secretary of RTAM,
                                                     LLC.  Associated with RTAM, LLC
                         Secretary     Since 2001    since 1986.  Ms. Holtzer is also
                                                     Chief Compliance Officer,
                         Assistant     Since 1995    Secretary and Assistant
                         Treasurer                   Treasurer of eleven other funds
                                                     in the Reich & Tang Fund Complex.
                                                     Ms. Holtzer also serves as
                                                     Senior Vice President, Assistant
                                                     Secretary & Compliance Officer
                                                     of Reich & Tang Distributors,
                                                     Inc. and Senior Vice President,
                                                     Assistant Secretary & Chief
                                                     Compliance Officer of Reich &
                                                     Tang Services, Inc.
---------------------- ------------- -------------- --------------------------------- ----------------------- -------------
Michael Lydon,             Vice        Since 2005    Executive Vice President and               N/A                N/A
Age 43                   President                   Chief Operations Officer of
                                                     RTAM, LLC.  Associated with
                                                     RTAM, LLC since January 2005.
                                                     Mr. Lydon was Vice President at
                                                     Automatic Data Processing from
                                                     July 2000 to December 2004.
                                                     Prior to July 2000, Mr. Lydon
                                                     was Executive Vice President and
                                                     Chief Information Officer of
                                                     RTAM, LLC.  Mr. Lydon is also
                                                     Vice President of eleven other
                                                     funds in the Reich & Tang Fund
                                                     Complex.  Mr. Lydon also serves
                                                     as Executive Vice President and
                                                     Chief Operations Officer for
                                                     Reich & Tang Distributors, Inc.
                                                     and Reich & Tang Services, Inc.
---------------------- ------------- -------------- --------------------------------- ----------------------- -------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

                                   Directors and Officers Information (continued)
                                                  August 31, 2006(1)
---------------------- ------------- -------------- --------------------------------- ----------------------- -------------
  Name, Address(2),     Position(s)     Term of          Principal Occupation(s)      Number of Portfolios in     Other
       and Age           Held with       Office                During Past                  Fund Complex      Directorships
                           Fund       and Length of              5 Years                Overseen by Director     held by
                                          Time                                                                   Director
                                        Served(3)
---------------------------------------------------------------------------------------------------------------------------
Interested Directors/Officers (Continued):
---------------------------------------------------------------------------------------------------------------------------
Dana E. Messina,           Vice        Since 1995    Executive Vice President of                N/A                N/A
Age 49                   President                   RTAM, LLC.  Associated with
                                                     RTAM, LLC since 1980. Ms.
                                                     Messina is also Vice President
                                                     of eight other funds in the
                                                     Reich & Tang Fund Complex.  Ms.
                                                     Messina also serves as Executive
                                                     Vice President of Reich & Tang
                                                     Distributors, Inc.
---------------------- ------------- -------------- --------------------------------- ----------------------- -------------
Anthony Pace,            Treasurer     Since 2004    Vice President of RTAM, LLC                N/A                N/A
Age 41                     and                       since September 2004.  Mr. Pace
                         Assistant                   was a Director of a Client
                         Secretary                   Service Group at GlobeOp
                                                     Financial Services, Inc. from
                                                     May 2002 to August 2004 and
                                                     Controller/Director of Mutual
                                                     Fund Administration for Smith
                                                     Barney Funds Management LLC
                                                     and Salomon Brothers Asset
                                                     Management Inc. from 1998 to May
                                                     2002. Mr. Pace is also Treasurer
                                                     and Assistant Secretary of
                                                     eleven other funds in the Reich
                                                     & Tang Fund Complex.
---------------------- ------------- -------------- --------------------------------- ----------------------- -------------

(1) The Statement of Additional Information includes additional information about Short Term Income Fund, Inc. (the "Fund") directors/officers and is available, without charge, upon request by calling the Fund's transfer agent at
(800) 433-1918.

(2) The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

(3) Each Director will hold office for an indefinite  term until the earliest of
(i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or
(ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his\her successor is elected and qualifies.

(4) Steven W. Duff is deemed an interested person of the Fund due to his affiliation with Reich & Tang Asset Management, LLC, the Fund's investment advisor.




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.
--------------------------------------------------------------------------------

Short Term Income Fund, Inc.
    600 Fifth Avenue
    New York, New York 10020


Manager
    Reich & Tang Asset Management, LLC
    600 Fifth Avenue
    New York, New York 10020


Custodian
    The Bank of New York
    2 Hanson Place, 7th Floor,
    Brooklyn, New York 11217


Transfer Agent &
  Dividend Disbursing Agent
    Reich & Tang Services, Inc.
    600 Fifth Avenue
    New York, New York 10020





STIF8/06A

SHORT TERM
INCOME
FUND, INC.














                                  Annual Report
                                 August 31, 2006

ITEM 2:    CODE OF ETHICS

The registrant has adopted a Code of Ethics applicable to its Principal Executive and Senior Financial Officers.

ITEM 3:    AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board of Directors has determined that there is an audit committee financial expert serving on its audit committee, Edward A. Kuczmarski, who is "independent," as defined in the instructions to this Item.


                                    FYE 8/31/2006            FYE 8/31/2005
4(a)     Audit Fees                 $    64,600              $     53,800
4(b)     Audit Related Fees         $         0              $          0
4(c)     Tax Fees                   $     7,500              $      6,930
4(d)     All Other Fees             $         0              $          0

4(e)(1) The audit committee has adopted pre-approval policies and procedures whereby the audit committee has pre-approved the provision of certain enumerated tax services to the registrant by the registrant's principal accountant to the extent the fee is less than $5,000 per occurrence.

4(e)(2) None

4(f) Not applicable.

4(g) $64,600 and $49,500, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended August 31, 2006. $6,930 and $45,000, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended August 31, 2005.

4(h) The registrant's audit committee has considered whether its principal accountant's provision of non-audit services that were rendered to the registrant's investment adviser, and any control persons of the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

ITEM 5:    AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6:    SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9:    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

ITEM 10:   CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 11:   EXHIBITS

(a)(1)   Code of Ethics.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.


(a)(3)   Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)Short Term Income Fund, Inc.

By (Signature and Title)*        /s/Rosanne Holtzer
                                    Rosanne Holtzer, Secretary
Date: November 2, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/Steven W. Duff
                                    Steven W. Duff, President
Date: November 2, 2006

By (Signature and Title)*        /s/Anthony Pace
                                    Anthony Pace, Treasurer
Date: November 2, 2006

* Print the name and title of each signing officer under his or her signature.